Segment information	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment information
B.21. Segment information
The segment information presented by Sanofi consists of a single operating segment: Biopharma.
The Biopharma operating segment comprises commercial operations and research, development and production activities relating to the Specialty Care, General Medicines, and Vaccines franchises, plus support and corporate functions, for all geographical territories. It also includes revenues generated from the manufacture of Consumer Healthcare products invoiced to Opella Healthcare SAS (Opella), which constitutes a related party with effect from April 30, 2025, the deconsolidation date, corresponding to the closing of Sanofi's sale of a controlling stake of approximately 50% in Opella to Clayton, Dubilier & Rice (CD&R). Those revenues, which before the deconsolidation date represented intragroup transactions classified within continuing operations, are presented within Other revenues in the income statement. The Biopharma operating segment also includes the purchase price of Biopharma products manufactured by Opella.
The “Other” category comprises primarily, but not exclusively, Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).
B.21.1. Segment results
Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of the operating segment and to allocate resources.
“Business operating income” is derived from Operating income, adjusted as follows:
•amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature) are eliminated;
•fair value remeasurements of contingent consideration relating to business combinations (IFRS 3) or business divestments, and presented within the line item Fair value remeasurement of contingent consideration, are eliminated;
•expenses arising from the remeasurement of inventories following business combinations (IFRS 3) or acquisitions of groups of assets that do not constitute a business within the meaning of paragraph 2b of IFRS 3, are eliminated;
•amounts reported within the line items Restructuring costs and similar items are eliminated;
•other gains and losses (including gains and losses on major divestments), presented within the line item Other gains and losses, and litigation, are eliminated;
•other costs and provisions related to litigation, presented within the line item Other gains and losses, and litigation, are eliminated;
•the share of profits/losses from investments accounted for using the equity method is added, to the extent that this relates (i) to joint ventures or (ii) to associates with which Sanofi has entered into R&D agreements and/or whose operations are managed as an integral part of Sanofi’s business activities, and;
•net income attributable to non-controlling interests related to continuing operations, and excluding the effects of the above reconciling items, is deducted.
Segment results are shown in the table below:

	June 30, 2026 (6 months)
(€ million)	Biopharma			Other			Total
	June 30, 2026	Change vs. June 30, 2025 on a reported basis (IFRS)	Change vs. June 30, 2025 at constant exchange rates (non-IFRS)	June 30, 2026	Change vs. June 30, 2025 on a reported basis (IFRS)	Change vs. June 30, 2025 at constant exchange rates (non-IFRS)	June 30, 2026	Change vs. June 30, 2025 on a reported basis (IFRS)	Change vs. June 30, 2025 at constant exchange rates (non-IFRS)
Net sales	22,106	+11.1%	+15.7%				22,106	+11.1%	+15.7%
Other revenues	1,168	-6.3%	-2.0%	270	+31.1%	+31.1%	1,438	-1.0%	+2.7%
Cost of sales	(5,812)	+1.0%	+3.8%	(133)	+3.9%	+3.1%	(5,945)	+1.1%	+3.8%
Research and development expenses	(3,979)	+7.1%	+9.9%	(1)	—%	—%	(3,980)	+7.1%	+9.9%
Selling and general expenses	(4,690)	+5.5%	+9.4%	(102)	+72.9%	+76.3%	(4,792)	+6.3%	+10.3%
Other operating income and expenses	(2,630)			(6)			(2,636)
Share of profit/(loss) from investments accounted for using the equity method	74						74
Net income attributable to non-controlling interests	(7)						(7)
Business operating income	6,230	+16.5%	+22.2%	28	+75.0%	+68.8%	6,258	+16.7%	+22.3%
As % of net sales	28.2%						28.3%

	June 30, 2025 (6 months)
(€ million)	Biopharma	Other	Total
Net sales	19,889		19,889
Other revenues	1,246	206	1,452
Cost of sales	(5,753)	(128)	(5,881)
Research and development expenses	(3,716)	(1)	(3,717)
Selling and general expenses	(4,447)	(59)	(4,506)
Other operating income and expenses	(1,941)	(2)	(1,943)
Share of profit/(loss) from investments accounted for using the equity method	77	—	77
Net income attributable to non-controlling interests	(8)	—	(8)
Business operating income	5,347	16	5,363

The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2026 (6 months)	June 30, 2025 (6 months)
Business operating income	6,258	5,363
Share of profit/(loss) from investments accounted for using the equity method (a)	(74)	(77)
Net income attributable to non-controlling interests(b)	7	8
Amortization of intangible assets	(1,087)	(777)
Impairment of intangible assets(c)	(1,031)	(210)
Fair value remeasurement of contingent consideration	(37)	(61)
Expense arising from the impact of acquisitions on inventories(d)	(210)	—
Restructuring costs and similar items(e)	(563)	(430)
Other gains and losses, and litigation(f)	(95)	(57)
Operating income	3,168	3,759
Financial expenses	(465)	(361)
Financial income	137	184
Income before tax and investments accounted for using the equity method	2,840	3,582
(a)Mainly joint ventures.
(b)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(c)The monitoring of impairment indicators for other intangible assets led to the recognition of impairment losses of €1,031 million in the first half of 2026 mainly comprising a €952 million impairment loss taken against the amlitelimab asset. For the six months ended June 30, 2025, this line mainly comprises impairment losses of €210 million linked to research and development projects.
(d)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date, which in the first half of 2026 relate to the Blueprint Medicines and Dynavax acquisitions.
(e)See Note B.16.
(f)See Note B.17.
B.21.2. Other segment information
The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method related (a) to joint ventures or (b) to associates with which Sanofi has entered into R&D agreements and/or whose operations are managed as an integral part of Sanofi’s business activities; (ii) acquisitions of property, plant and equipment; and (iii) acquisitions of intangible assets.
Investments accounted for using the equity method mainly comprise MSP Vaccine Company and Infraserv GmbH & Co. Höchst KG (see Note B.5.).
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	Biopharma
(€ million)	June 30, 2026	June 30, 2025
Investments accounted for using the equity method(a)	204	483
Acquisitions of property, plant and equipment	882	845
Acquisitions of other intangible assets	414	575
(a)    Carrying amount at the end of the reporting period.
B.21.3. Information by geographical region
The geographical information on net sales provided below is based on the geographical location of the customer.

	Net sales
(€ million)	June 30, 2026	June 30, 2025
Europe	4,304	4,144
of which France	725	835
United States	11,633	9,535
Rest of the World	6,169	6,210
of which China	1,325	1,388
Total	22,106	19,889

In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

(€ million)	June 30, 2026		December 31, 2025
	Property, plant and equipment	Other intangible assets	Property, plant and equipment	Other intangible assets
Europe	5,998	3,951	5,760	5,094
of which France	3,161	—	3,123	—
United States	2,270	21,972	2,229	20,694
Rest of the World	2,096	436	2,063	473
of which China	167	—	122	—
Total	10,364	26,359	10,052	26,261
As stated in Note D.5. to the consolidated financial statements for the year ended December 31, 2025, goodwill is not allocated by geographical region.
B.21.4. Disclosures about major customers
Sales generated by Sanofi with its biggest customers, in particular certain wholesalers in the United States, represented 42% of net sales in the first half of 2026. Sanofi’s three largest customers respectively accounted for approximately 22%, 14% and 6% of consolidated net sales in the first half of 2026 (versus approximately 18%, 12% and 5% in the first half of 2025).